Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (3,044,311)	$ (2,733,861)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	94,253	30,718
Stock compensation	1,783,094	0
Changes in operating assets and liabilities:
Accounts receivable	(5,828,903)	55,801
Other receivables	(74,325)	19,173
Inventories	(535,387)	21,573
Prepaid expenses and other current assets	30,252	(36,081)
Accounts payable	384,424	(95,774)
Accounts payable and accrued liabilities - related parties	1,046,334	339,385
Accrued liabilities	928,960	171,853
Accrued payroll taxes, penalties and interest	49,528	237,008
Deferred revenue	437,160	(50,171)
Net cash used in operating activities	(4,728,921)	(2,040,375)
Cash flows from investing activities:
Purchase of property and equipment	(232,988)	(102,523)
Purchase of intangibles	(104,740)
Net cash used in investing activities	(337,728)	(102,523)
Cash flows from financing activities:
Proceeds from related party notes payable	6,999,445	2,232,848
Net proceeds (repayments) from notes payable	(12,923)	0
Distributions to noncontrolling interest	(1,874,245)	0
Net cash provided by financing activities	5,097,451	2,232,848
Net change in cash and cash equivalents	30,802	89,950
Effect of exchange rate changes on cash	39,669	21,545
Cash and cash equivalents at beginning of period	110,285	75,165
Cash and cash equivalents at end of period	180,756	186,660
Supplemental disclosure of cash flow information:
Cash paid for income taxes	0	0
Cash paid for interest	$ 0	$ 0